CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income	¥ 88,891	$ 13,949	¥ 174,446	¥ 293,830
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	72,148	11,322	54,271	23,577
Inventory write-down	8,103	1,272	22,577	15,661
Share-based compensation	47,405	7,439	72,203	43,168
Allowance for doubtful accounts	25,541	4,008	4,484	2,006
Loss from disposal of property and equipment	0			29
Deferred income tax benefits	(21,115)	(3,313)	(1,492)	(7,042)
Investment income	(1,369)	(215)	(10,800)	(4,654)
Changes in operating assets and liabilities:
Accounts and notes receivable from third parties	99,877	15,673	(118,403)	(206,477)
Accounts receivable from a related party	287,690	45,145	98,792	(446,963)
Inventories	(145,079)	(22,766)	(43,937)	(201,701)
Prepaid expenses and other current assets	(76,193)	(11,956)	(23,543)	(25,659)
Other receivables from related parties	(266)	(42)	(64,103)	88,376
Amounts due to related parties	(118,777)	(18,639)	99,086	19,343
Interest received relating to the investment income recognized in previous year	2,785	437	8,089	361
Accounts and notes payable	67,737	10,629	(41,788)	494,678
Advances from customers	(12,981)	(2,037)	9,463	16,838
Income tax payables	(7,619)	(1,196)	17,440	23,323
Accrued expenses and other liabilities	3,202	503	421	122,550
Lease liabilities	(11,012)	(1,728)	(8,392)	(5,760)
Purchase of a land use right	0		(63,618)
Net cash provided by operating activities	308,968	48,485	185,196	245,484
Cash flows from investing activities
Purchase of equipment	(99,448)	(15,606)	(47,509)	(56,131)
Purchase of lease hold improvement	(3,991)	(626)	(569)	(7,874)
Purchase of intangible assets	(6,733)	(1,057)	(2,365)	(4,595)
Purchase of short-term investments	(1,796,620)	(281,929)	(3,256,151)	(812,086)
Maturity of short-term investments	1,663,489	261,038	2,874,162	670,190
Placement of short-term deposits	(164,761)	(25,855)	(215,630)	(270,457)
Maturities of short-term deposits	162,743	25,538	214,979	211,967
Placement of long-term deposits	(30,000)	(4,708)
Maturities of long-term deposits	10,000	1,569
Proceeds from disposal of property and equipment	0			30
Net cash used in investing activities	(265,321)	(41,636)	(433,083)	(268,956)
Cash flows from financing activities
Dividend paid	0			(46,602)
Proceeds from exercise of vested share options	12,920	2,027	6,615	1,109
Receipt (repayment) of borrowing	16,106	2,527	(95,868)	95,868
Cash paid in relation to issuance of ordinary shares upon IPO	0			(2,637)
Capital injection in subsidiaries from non-controlling shareholders or investors	175	27		3,000
Purchase of non-controlling interests	0		(1,286)	(2,196)
Repurchase of ordinary shares	(12,068)	(1,894)	(54,600)
Dividends paid by non-wholly owned subsidiaries to non-controlling interests	0		(1,236)
Net cash provided by (used in) financing activities	17,133	2,687	(146,375)	48,542
Effect of exchange rate changes on cash and cash equivalents	(12,703)	(1,993)	(34,034)	8,087
Net increase (decrease) in cash and cash equivalents and restricted cash	48,077	7,543	(428,296)	33,157
Cash and cash equivalents and restricted cash at the beginning of the year	574,709	90,186	1,003,005	969,848
Cash and cash equivalents and restricted cash at the end of the year	622,786	97,729	574,709	1,003,005
Cash and cash equivalents at the end of the year	586,955	92,106	504,108	972,438
Restricted cash at the end of the year	35,831	5,623	70,601	30,567
Supplemental disclosures of cash flow information:
Cash paid for income tax	(34,446)	(5,405)	(27,373)	(28,909)
Cash paid for interest expense, net of amounts capitalized	0		(76)	(995)
Acquisition of equipment in form of other payable	¥ 60,507	$ 9,495	¥ 15,624	¥ 5,997